Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Rollforward and by Segment
Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

	Retail	Group, Voluntary & Worksite Benefits	Corporate Benefit Funding	Latin America	Asia (1)	EMEA	Corporate & Other (2)	Total
	(In millions)
Balance at January 1, 2012
Goodwill	$3,125	$138	$900	$501	$5,533	$1,333	$470	$12,000
Accumulated impairment	—	—	—	—	—	—	(65)	(65)
Total goodwill, net	3,125	138	900	501	5,533	1,333	405	11,935
Acquisitions	—	—	—	—	—	1	—	1
Impairments (3)	(1,692)	—	—	—	—	—	(176)	(1,868)
Effect of foreign currency translation and other	—	—	—	26	(146)	5	—	(115)
Balance at December 31, 2012
Goodwill	3,125	138	900	527	5,387	1,339	470	11,886
Accumulated impairment	(1,692)	—	—	—	—	—	(241)	(1,933)
Total goodwill, net	1,433	138	900	527	5,387	1,339	229	9,953
Acquisitions (4)	—	—	—	1,140	—	1	—	1,141
Dispositions	—	—	—	—	—	(8)	—	(8)
Reduction of goodwill (5)	—	—	—	—	—	—	(65)	(65)
Reduction of accumulated impairment (5)	—	—	—	—	—	—	65	65
Effect of foreign currency translation and other	—	—	—	(79)	(489)	24	—	(544)
Balance at December 31, 2013
Goodwill	3,125	138	900	1,588	4,898	1,356	405	12,410
Accumulated impairment	(1,692)	—	—	—	—	—	(176)	(1,868)
Total goodwill, net	1,433	138	900	1,588	4,898	1,356	229	10,542
Dispositions (6)	—	—	(60)	—	(3)	(7)	—	(70)
Effect of foreign currency translation and other	—	—	—	(203)	(280)	(117)	—	(600)
Balance at December 31, 2014
Goodwill	3,125	138	840	1,385	4,615	1,232	405	11,740
Accumulated impairment	(1,692)	—	—	—	—	—	(176)	(1,868)
Total goodwill, net	$1,433	$138	$840	$1,385	$4,615	$1,232	$229	$9,872
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(1)	Includes goodwill of $4.4 billion, $4.7 billion and $5.2 billion from the Japan operations at December 31, 2014, 2013 and 2012, respectively.

(2)
For purposes of goodwill impairment testing in 2014, the balance of $229 million, of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to business units of the Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding segments in the amounts of $34 million, $9 million and $186 million, respectively.

(3)
In connection with the Company’s annual goodwill impairment testing in 2012, the market multiple and discounted cash flow valuation approaches indicated that the fair value of the Retail Annuities reporting unit was below its carrying value. As a result, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was performed. This appraisal resulted in a fair value of the Retail Annuities reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. A further comparison of the implied fair value of its goodwill with the reporting unit’s carrying amount indicated that the entire amount of goodwill associated with the Retail Annuities reporting unit was impaired. Therefore, the Company recorded a non-cash charge of $1.9 billion ($1.6 billion, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $1.4 billion was impaired at MetLife, Inc. There was no impact on income taxes.

(4)	See Note 3 for a discussion of the acquisition of ProVida, which is included in the Latin America segment.

(5)	In connection with the MetLife Bank Divestiture, goodwill and the related accumulated impairment were reduced by $65 million for the year ended December 31, 2013. See Note 3.

(6)
In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $60 million during the year ended December 31, 2014. See Note 3. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.